[DECHERT LLP LETTERHEAD]

November 22, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to five series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on November 12, 2013.

The Prospectus relating to the series was filed April 29, 2013 with the SEC via electronic transmission as part of Post-Effective Amendment (“PEA”) No. 193 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas S. DiLorenzo
Nicholas S. DiLorenzo

cc:	John V. O’Hanlon

Mary Beth Rhoden Albaneze